CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (48,570)	$ (25,941)	$ (37,913)	$ (32,655)	$ 13,345
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	27,339	27,248	36,776	41,824	34,831
Provision for allowance for doubtful accounts	351	71	167	383	297
Provision for inventory reserve	1,368	1,034	2,285	2,908	4,578
Stock-based compensation	3,830	1,737	2,879	2,243	3,272
Amortization of issuance and discount costs included in interest expense	4,928	61	98	18	0
Decrease in contingent consideration			0	(324)	(50,436)
Deferred income taxes	0	(7,565)	(8,492)	(13,194)	(18,333)
Changes in operating assets and liabilities:
Accounts receivable	(283)	(4,065)	(5,825)	(4,303)	(4,829)
Inventory	(17,190)	(11,534)	(15,697)	(9,543)	(4,414)
Prepaid expenses and other assets	(4,472)	(138)	(1,284)	(594)	438
Accounts payable, accrued expenses, and accrued payroll liabilities	4,175	7,106	7,916	(3,210)	3,007
Net cash used in operating activities	(28,524)	(11,986)	(19,090)	(16,447)	(18,244)
Investing activities
Purchase of surgical instruments	(9,111)	(7,889)	(8,323)	(3,604)	(8,785)
Purchase of property and equipment	(1,507)	(753)	(1,494)	(1,182)	(1,989)
Purchase of intangible assets	(20)	(166)	(117)	(250)	(550)
Net cash used in investing activities	(10,638)	(8,808)	(9,934)	(5,036)	(11,324)
Financing activities
Borrowings on bank line of credit	0	1,500	3,500	9,000	13,000
Payments on bank line of credit	(23,500)	0	(2,000)	0	0
Payments of Dividends	18,547	0
Proceeds from issuance of notes to stockholders	14,634	9,866	14,884	4,650	0
Repayments of Related Party Debt	39,212	0
Proceeds from issuance of Series B redeemable convertible preferred stock, net of issuance costs	0	11,574	11,574	2,395	9,926
Proceeds from issuance of common stock	121,898	1,445	2,177	650	0
Payments to satisfy minimum tax withholding related to exercise of options	(279)	(685)	(755)	(449)	(347)
Net cash provided by financing activities	54,994	23,700	29,380	16,246	22,579
Effect of exchange rate changes on cash and cash equivalents	(66)	11	52	22	4
Net increase in cash and cash equivalents	15,766	2,917	408	(5,215)	(6,985)
Cash and cash equivalents at beginning of period	7,419	7,011	7,011	12,226	19,211
Cash and cash equivalents at end of period	23,185	9,928	7,419	7,011	12,226
Significant noncash financing activities
Adjustment of preferred stock to fair value	(8,059)	9,958	14,035	2,542	10,000
Deferred public offering costs	720	0
Cash paid for:
Income taxes	36	92	130	201	(499)
Interest	1,736	1,217	2,405	1,741	225
Series A Convertible Preferred Stock
Financing activities
Proceeds from issuance of Series B redeemable convertible preferred stock, net of issuance costs			100,000
Significant noncash financing activities
Accretion of redeemable convertible preferred stock	1,195	3,856	6,142	4,732	3,773
Series B Convertible Preferred Stock
Financing activities
Proceeds from issuance of Series B redeemable convertible preferred stock, net of issuance costs			100,000
Significant noncash financing activities
Accretion of redeemable convertible preferred stock	$ (15)	$ 0	$ (738)	$ 2,680	$ 0